SEGMENT INFORMATION - Geographical Information, Long-Lived Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenues and long-lived assets by geographic region
Long-lived assets	$ 1,598	$ 1,567
U.S. and Puerto Rico
Revenues and long-lived assets by geographic region
Long-lived assets	743	725
Ireland
Revenues and long-lived assets by geographic region
Long-lived assets	336	328
Canada
Revenues and long-lived assets by geographic region
Long-lived assets	123	110
Poland
Revenues and long-lived assets by geographic region
Long-lived assets	75	83
Germany
Revenues and long-lived assets by geographic region
Long-lived assets	87	80
Mexico
Revenues and long-lived assets by geographic region
Long-lived assets	45	49
France
Revenues and long-lived assets by geographic region
Long-lived assets	39	34
China
Revenues and long-lived assets by geographic region
Long-lived assets	30	31
Serbia
Revenues and long-lived assets by geographic region
Long-lived assets	25	30
Italy
Revenues and long-lived assets by geographic region
Long-lived assets	21	23
Other
Revenues and long-lived assets by geographic region
Long-lived assets	$ 74	$ 74